S000047435 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	5.92%
MSCI China A Inclusion Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	11.70%	1.14%	3.51%
iShares MSCI China A ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.08%	0.80%	4.05%
Performance Inception Date				Jun. 13, 2016
iShares MSCI China A ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.64%	0.41%	3.66%
iShares MSCI China A ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.23%	0.79%	3.32%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The MSCI China A Inclusion Index (Spliced) reflects the performance of the MSCI China A International Index (Net) through April 25, 2018 and the MSCI China A Inclusion Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.